Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets are as follows:

	2017	2016
Net operating loss carryforwards	$1,880,344	$7,403,629
Depreciation and accretion	(102)	3,106
Equity based expenses	119,165	86,734
Deferred taxes	1,999,407	7,493,469
Valuation allowance	(1,999,407)	(7,493,469)
Net deferred income tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	2017	2016
Net operating loss	34.0%	34.0%
Meals and entertainment	—%	1.0%
Rate reduction due to the TCJA	(49.2)%	0.1%
Net operating loss reduction due to IRC 382	203.3%	—%
Change in valuation allowance	218.5%	33.9%
Effective income tax rate	—%	—%